Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Oct. 07, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally do not grant awards under the Bally’s Corporation Amended and Restated 2021 Equity Incentive Plan to our NEOs in anticipation of the release of significant positive earnings announcements or other material non-public information likely to result in changes to the price of our common stock. Stock-based awards made to newly-hired NEOs are typically approved by the Compensation Committee in connection with such NEO’s commencement of employment and the execution and approval of the NEO’s employment agreement or, in the case of other eligible employees (typically including continuing NEOs), are approved by the Compensation Committee in connection with cyclical annual grant practices. The Compensation Committee does not take material non-public information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

The following table sets forth information for certain stock options granted to two of our NEOs during 2025. In the event an issuer grants stock options during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K or the filing or furnishing of any Company Form 8-K that disclosed material non-public information, Item 402(x) of Regulation S-K requires tabular disclosure of certain information related to such awards. The table below is being provided because the stock options granted to two of our NEOs during 2025 were granted within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form 8-K containing material non-public information.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Robeson Reeves	October 7, 2025	1,881,000	$18.25	$5.32	4%
George T. Papanier	October 7, 2025	1,254,000	$18.25	$5.32	4%
Kim M. Barker	—	—	—	—	—
Marcus Glover	—	—	—	—	—

Award Timing Method
We generally do not grant awards under the Bally’s Corporation Amended and Restated 2021 Equity Incentive Plan to our NEOs in anticipation of the release of significant positive earnings announcements or other material non-public information likely to result in changes to the price of our common stock. Stock-based awards made to newly-hired NEOs are typically approved by the Compensation Committee in connection with such NEO’s commencement of employment and the execution and approval of the NEO’s employment agreement or, in the case of other eligible employees (typically including continuing NEOs), are approved by the Compensation Committee in connection with cyclical annual grant practices. The Compensation Committee does not take material non-public information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Predetermined	false
Award Timing, How MNPI Considered
We generally do not grant awards under the Bally’s Corporation Amended and Restated 2021 Equity Incentive Plan to our NEOs in anticipation of the release of significant positive earnings announcements or other material non-public information likely to result in changes to the price of our common stock. Stock-based awards made to newly-hired NEOs are typically approved by the Compensation Committee in connection with such NEO’s commencement of employment and the execution and approval of the NEO’s employment agreement or, in the case of other eligible employees (typically including continuing NEOs), are approved by the Compensation Committee in connection with cyclical annual grant practices. The Compensation Committee does not take material non-public information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Robeson Reeves	October 7, 2025	1,881,000	$18.25	$5.32	4%
George T. Papanier	October 7, 2025	1,254,000	$18.25	$5.32	4%
Kim M. Barker	—	—	—	—	—
Marcus Glover	—	—	—	—	—

Robeson Reeves [Member]
Awards Close in Time to MNPI Disclosures
Name		Robeson Reeves
Underlying Securities		1,881,000
Exercise Price | $ / shares		$ 18.25
Fair Value as of Grant Date		$ 5.32
Underlying Security Market Price Change		0.04
George T. Papanier [Member]
Awards Close in Time to MNPI Disclosures
Name		George T. Papanier
Underlying Securities		1,254,000
Exercise Price | $ / shares		$ 18.25
Fair Value as of Grant Date		$ 5.32
Underlying Security Market Price Change		0.04